Offsets	Jun. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Jun. 02, 2025
Fee Offset Claimed	$ 1,845.25
Explanation for Claimed Amount	An aggregate fee of $1,127.85 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on June 2, 2025 (the "June 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2025 Schedule TO-I filed on July 28, 2025 was $36.85, as $240,672.75 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,091 of the filing fee paid in connection with the June 2025 Schedule TO-I was used to offset the remaining filing fee due in connection with the filing of the Schedule TO-I by KKR FS Income Trust Select on March 2, 2026 (the "March 2026 Schedule TO-I"). More specifically, $297.52 from the filing fee paid in connection with the June 2025 Schedule TO-I was used to offset the final transaction fee due from the March 2026 Schedule TO-I filing, and the remaining $793.48 from the June 2025 Schedule TO-I remains available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $793.48 portion of the filing fee paid in connection with the June 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,357.54 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on September 2, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 27, 2025 was $725.62, as $4,739,510.35 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $631.92 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,312.96 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on December 1, 2025 (the "December 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the December 2025 Schedule TO-I filed on January 28, 2026 was $893.11, as $6,467,152.48 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $419.85 portion of the filing fee paid in connection with the December 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Jun. 02, 2025
Fee Paid with Fee Offset Source	$ 793.48
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 631.92
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Dec. 01, 2025
Fee Paid with Fee Offset Source	$ 419.85